Net loss per share (Tables)	12 Months Ended
Dec. 31, 2015
Net loss per share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

	For Year Ended December 31
	2013	2014	2015
	RMB	RMB	RMB
Numerator:
Net (loss) income	(37,771)	(59,814)	22,621
Deemed dividend from issuance of preferred share	-	(16,666)	-
Change in redemption value of preferred shares	(61,435)	(79,169)	(25,332)

Net loss attributable to ordinary shareholders	(99,206)	(155,649)	(2,711)

Net loss per ordinary share – basic and diluted	(3.31)	(5.31)	(0.03)

Net loss per ADS – basic and diluted	(9.93)	(15.93)	(0.08)

Shares (Denominator):
Weighted average number of ordinary shares - basic and diluted	29,983,883	29,314,067	102,987,119

Schedule of Anti-Dilutive Securities

	As of December 31
	2013	2014	2015
	RMB	RMB	RMB

Number of Series A Shares outstanding	19,622,241	19,622,241	-
Number of Series B Shares outstanding	26,532,203	26,532,203	-
Number of Series C1 Shares outstanding	29,056,332	29,056,332	-
Number of Series C2 Shares outstanding	-	1,925,063	-
Number of Series D Shares outstanding	-	7,504,324	-
Share options	7,515,838	15,153,023	16,574,854
Restricted share unit	-	-	3,976,311